CVC - CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) $ in Thousands	Dec. 31, 2015 USD ($) $ / shares shares
Cablevision Systems Corporation And Subsidiaries
Current Assets:
Accounts receivable, trade allowance for doubtful accounts | $	$ 6,039
Property, plant and equipment, accumulated depreciation | $	9,625,348
Amortizable intangible assets, accumulated amortization | $	60,310
Deferred financing costs, accumulated amortization | $	$ 8,150
Stockholders' Equity:
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000
Preferred stock, shares issued (in shares)	0
Cablevision Systems Corporation And Subsidiaries | Customer relationships
Current Assets:
Amortizable intangible assets, accumulated amortization | $	$ 27,778
Cablevision Systems Corporation And Subsidiaries | Amortizable intangible assets
Current Assets:
Amortizable intangible assets, accumulated amortization | $	$ 32,532
CNYG Class A Common Stock | Cablevision Systems Corporation And Subsidiaries
Stockholders' Equity:
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Common stock, shares authorized (in shares)	800,000,000
Common stock, shares issued (in shares)	304,196,703
Common stock, shares outstanding (in shares)	222,572,210
Treasury stock (in shares)	81,624,493
CNYG Class B Common Stock | Cablevision Systems Corporation And Subsidiaries
Stockholders' Equity:
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Common stock, shares authorized (in shares)	320,000,000
Common stock, shares issued (in shares)	54,137,673
Common stock, shares outstanding (in shares)	54,137,673
RMG Class A Common Stock | Cablevision Systems Corporation And Subsidiaries
Stockholders' Equity:
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Common stock, shares authorized (in shares)	600,000,000
Common stock, shares issued (in shares)	0
RMG Class B Common Stock | Cablevision Systems Corporation And Subsidiaries
Stockholders' Equity:
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Common stock, shares authorized (in shares)	160,000,000
Common stock, shares issued (in shares)	0